RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Due from Related Parties

Due from related parties as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Receivable from:
- Juxi Network	955,956	—	—
- Juxian Network	410,598	659,190	108,890
- Tonghua Network	5,753,468	5,662,621	935,398
- Other	250,000	—	—

Total	7,370,022	6,321,811	1,044,288

Due to Related Parties

Due to related parties as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Payable to:
- Juxian Network	598,953	2,677,066	442,220
- Other	—	40	6

Total	598,953	2,677,106	442,226

Principal related parties
Related Party Transactions

The principal related parties which the Group had transactions with during the years presented were as follows:

Name of related party	Relationship with the Group

Jiante Biotechnology	Company controlled by Mr. Yuzhu Shi

Giant Investment	Company controlled by Mr. Yuzhu Shi

China Minsheng Banking Corp., Ltd. (“Minsheng Bank”)	Company significantly influenced by Mr. Yuzhu Shi

Minsheng Royal Asset Management	Company significantly influenced by Mr. Yuzhu Shi

Juxian Network	Equity investee

Juxi Network	Equity investee

Tonghua Network	Equity investee

Beijing Giant Zhengtu	Equity investee before October 17, 2012

Shanghai Focus Media Defeng Co., Ltd. (“Focus Media Defeng”)	Company controlled by Mr. Jason Nanchun Jiang

Union Sky Holding Group Limited (“Union Sky”)	Company shareholder

Significant related party
Related Party Transactions

Significant related party transactions were as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Rental fees paid to Jiante Biotechnology	(12,000,000)	(12,000,000)	(12,000,000)	(1,982,259)
Acquisition of Juxiao Estate from Jiante Biotechnology (Note 3)	—	—	(800,000)	(132,151)
Acquisition of Juxiao Estate from Giant investment (Note 3)	—	—	(15,200,000)	(2,510,861)
Investment in convertible bonds issued by Minsheng Bank	—	—	(35,168,000)	(5,809,340)
Investment in Minsheng Royal Asset Management (Note 4)	—	—	(952,000,000)	(157,259,197)
Technical service fee from (paid to) Juxian Network	3,039,202	—	(2,000,000)	(330,376)
Technical service fee from Juxi Network	—	6,000,000	—	—
Loan to Tonghua Network (Note 2(8))	—	6,000,000	6,000,000	991,129
Royalty fee, and technical service fee paid to Beijing Giant Zhengtu	(21,631,256)	(5,293,601)	—	—
Marketing expense paid to Focus Media Defeng	—	—	(1,437,600)	(237,475)
Prepayment to Jiante Biotechnology (1)	(958,800,000)	—	—	—
Repayment from Union Sky (1)	958,800,000	—	—	—
Interest income from Union Sky (1)	21,471,866	—	—	—

(1)	In April 2011, the Group made a prepayment to Jiante Biotechnology, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company. Due to investor sentiment, regulatory and other considerations, the Group subsequently unwound the transaction in August 2011 by transferring the commitment to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both of these amounts were settled in cash in September, 2011.